Organization - Schedule of VIEs (Detail) - Consolidated VIEs [Member]	12 Months Ended
Dec. 31, 2025
Beijing Autohome Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 28, 2006
Place of incorporation	Mainland China
Percentage of indirect economic interest	100.00%
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 08, 2010
Place of incorporation	Mainland China
Percentage of indirect economic interest	100.00%
Shanghai Tianhe Insurance Brokerage Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2017
Place of incorporation	Mainland China
Percentage of indirect economic interest	100.00%
Shanghai Jinyou Auto Technology Consultant Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 03, 2021
Place of incorporation	Mainland China
Percentage of indirect economic interest	51.00%